Long Term Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Impairment loss on long-term investments	$ 4,386	$ 5,765
Other Cost Method Investment [Member]
Investment [Line Items]
Impairment loss on long-term investments	0	(965)	$ 0
Other Equity Method Investments [Member]
Investment [Line Items]
Impairment loss on long-term investments	$ 0	$ (186)	$ 0